COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	May. 28, 2014 USD ($)	Nov. 30, 2012 USD ($)
Business Acquisition [Line Items]
Number of additional lease periods | item	2
Number of periods in additional lease	24 months
Lease expiration date	Jan. 31, 2025
SweetIM Ltd. [Member]
Business Acquisition [Line Items]
Percentage of shares acquired			100.00%
Maximum subsequent consideration due for acquisition			$ 7,500
Estimated contingent payment		$ 2,500
Liability to be maintained	$ 5,000
Client Connect [Member]
Business Acquisition [Line Items]
Percentage of amount incurred to be reimbursed	50.00%
Amount accrued for the settlement	$ 550